21. SUPPLY CHAIN FINANCE (Tables)	12 Months Ended
Dec. 31, 2018
Supply Chain Finance Tables Abstract
Schedule of supply chain finance
	12.31.18	12.31.17
Supply chain finance - Domestic suppliers	715.3	518.4
Supply chain finance - Foreign suppliers	170.5	196.8
	885.8	715.2